SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Accrued expenses and other current liabilities	$ 50,450,425	$ 20,364,663
Accrued interest	34,386,021	19,362,859
Accrued offering costs	12,644,719
Vendor claim	950,000	950,000
Accrued expenses and other liabilities	$ 2,469,685	51,804
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Property tax payable		122,671	$ 78,817
Other current liabilities		96,383	55,863
Accrued expenses and other current liabilities		$ 219,054	$ 134,680